SEGMENT REPORTING (Details 2) (USD $)	Jun. 30, 2012	Jun. 30, 2011
Long-lived assets other than goodwill	$ 87,079,260	$ 78,324,344
PRC [Member]
Long-lived assets other than goodwill	85,990,556	78,314,521
Non-PRC (including Hong Kong) [Member]
Long-lived assets other than goodwill	$ 1,088,704	$ 9,823